Post balance sheet events	12 Months Ended
Dec. 31, 2017
Post balance sheet events
Post balance sheet events

41 Post balance sheet events

On 2 March 2018 NatWest Group Holdings Corporation and its subsidiaries, which include The Royal Bank of Scotland Securities Inc., were transferred at their book values from NatWest, a future ring-fenced entity, to RBS plc (to be re-named NatWest Markets Plc), which will be outside the future ring-fenced sub-group.

There have been no other significant events between 31 December 2017 and the date of approval of these accounts which would require a change to or additional disclosure in the accounts.